Provisions	6 Months Ended
Jun. 30, 2026
Provision [Abstract]
Provisions

10. Provisions

Provisions consist of the following:

	As of
	June 30, 2026	December 31, 2025
	(Euros in thousands)
Provision for bonuses	5,901	—
Total	5,901	—

This balance sheet item relates to provisions for the Group’s annual employee bonuses, which are paid at year end.